Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 97.4%
	Aerospace & Defense – 2.6%
263,709	Lockheed Martin Corp	$87,902,121
	Banks – 5.6%
970,102	JPMorgan Chase & Co	112,580,337
574,804	PNC Financial Services Group Inc/The	78,707,912
	Total Banks	191,288,249
	Beverages – 2.5%
663,463	PepsiCo Inc.	84,956,437
	Capital Markets – 4.6%
140,038	BlackRock Inc.	67,952,039
490,805	CME Group Inc.	87,805,015
	Total Capital Markets	155,757,054
	Chemicals – 2.1%
395,295	Linde PLC	71,255,877
	Communications Equipment – 2.7%
1,651,600	Cisco Systems Inc	92,407,020
	Containers & Packaging – 2.4%
838,295	Packaging Corp of America	83,125,332
	Diversified Telecommunication Services – 2.0%
2,231,547	AT&T Inc	69,088,695
	Electric Utilities – 3.2%
555,280	NextEra Energy Inc	107,968,643
	Energy Equipment & Services – 2.0%
1,568,849	Schlumberger Ltd	66,958,475
	Entertainment – 2.2%
555,361	Walt Disney Co/The	76,067,796
	Equity Real Estate Investment Trust – 4.1%
1,345,536	CyrusOne Inc.	74,932,900
941,811	Realty Income Corp	65,936,188
	Total Equity Real Estate Investment Trust	140,869,088

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Food Products – 2.1%
1,437,130	Mondelez International Inc	$73,078,061
	Health Care Equipment & Supplies – 4.1%
262,948	Becton Dickinson and Co	63,302,102
871,414	Medtronic PLC	77,390,277
	Total Health Care Equipment & Supplies	140,692,379
	Health Care Providers & Services – 4.5%
965,536	CVS Health Corp	52,505,848
436,292	UnitedHealth Group Inc	101,686,576
	Total Health Care Providers & Services	154,192,424
	Hotels, Restaurants & Leisure – 1.9%
1,160,325	Carnival Corp	63,655,430
	Household Products – 1.8%
861,131	Colgate-Palmolive Co	62,681,725
	Industrial Conglomerates – 2.2%
422,745	Honeywell International Inc	73,401,214
	Insurance – 4.0%
486,942	Chubb Ltd	70,703,978
686,726	Marsh & McLennan Cos Inc.	64,751,395
	Total Insurance	135,455,373
	IT Services – 5.9%
543,246	Accenture PLC	99,234,747
882,272	Fidelity National Information Services Inc	102,281,793
	Total IT Services	201,516,540
	Machinery – 2.5%
681,672	Ingersoll-Rand PLC	83,579,804
	Media – 3.0%
2,324,967	Comcast Corp	101,205,814
	Multi-Utilities – 2.3%
994,310	WEC Energy Group Inc	77,983,733
	Oil, Gas & Consumable Fuels – 4.9%
691,380	Chevron Corp	83,007,083
893,847	Phillips 66	84,262,957
	Total Oil, Gas & Consumable Fuels	167,270,040
	Pharmaceuticals – 4.1%
538,133	Allergan PLC	79,105,551

Shares	Description (1)	Value
	Pharmaceuticals (continued)
427,682	Johnson & Johnson	$60,388,698
	Total Pharmaceuticals	139,494,249
	Road & Rail – 2.7%
523,498	Union Pacific Corp	92,680,086
	Semiconductors & Semiconductor Equipment – 2.6%
753,223	Texas Instruments Inc.	88,752,266
	Software – 4.7%
1,223,138	Microsoft Corp	159,741,823
	Specialty Retail – 3.3%
988,781	Lowe's Cos Inc.	111,870,682
	Technology Hardware, Storage & Peripherals – 2.5%
417,216	Apple Inc	83,722,735
	Tobacco – 2.3%
917,547	Philip Morris International Inc	79,422,868
	Total Long-Term Investments (cost $2,180,425,435)	3,318,042,033

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%
	REPURCHASE AGREEMENTS – 2.5%
$84,287	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $84,290,272, collateralized by $84,180,000 U.S. Treasury Notes, 2.625%, due 6/30/23, value $85,977,748	1.200%	5/01/19	$84,287,462
	Total Short-Term Investments (cost $84,287,462)			84,287,462
	Total Investments (cost $2,264,712,897) – 99.9%			3,402,329,495
	Other Assets Less Liabilities – 0.1%			2,910,700
	Net Assets – 100%			$3,405,240,195

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,318,042,033	$ —	$ —	$3,318,042,033
Short-Term Investments:
Repurchase Agreements	—	84,287,462	—	84,287,462
Total	$3,318,042,033	$84,287,462	$ —	$3,402,329,495

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.9%
	COMMON STOCKS – 95.9%
	Aerospace & Defense – 4.2%
1,357	Lockheed Martin Corp	$452,329
3,302	Safran SA, (2)	481,303
	Total Aerospace & Defense	933,632
	Automobiles – 1.3%
4,451	Daimler AG, (2)	292,146
	Banks – 10.2%
121,200	BOC Hong Kong Holdings Ltd, (2)	543,244
5,165	JPMorgan Chase & Co	599,398
450,639	Lloyds Banking Group PLC, (2)	368,548
2,419	PNC Financial Services Group Inc/The	331,234
8,100	Toronto-Dominion Bank/The	462,045
	Total Banks	2,304,469
	Beverages – 3.3%
2,847	Heineken NV, (2)	307,782
3,459	PepsiCo Inc.	442,925
	Total Beverages	750,707
	Capital Markets – 3.4%
678	BlackRock Inc.	328,993
4,675	Macquarie Group Ltd, (2)	444,284
	Total Capital Markets	773,277
	Containers & Packaging – 4.8%
52,047	Amcor Ltd/Australia, (2)	588,331
4,834	Packaging Corp of America	479,340
	Total Containers & Packaging	1,067,671
	Diversified Financial Services – 1.2%
19,000	ORIX Corp, (2)	269,151
	Diversified Telecommunication Services – 2.4%
8,171	AT&T Inc	252,974
191,487	HKT Trust & HKT Ltd	296,819
	Total Diversified Telecommunication Services	549,793
	Electric Utilities – 3.8%
2,581	NextEra Energy Inc	501,850

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
23,620	SSE PLC, (2)	$353,417
	Total Electric Utilities	855,267
	Electronic Equipment, Instruments & Components – 1.1%
11,900	Alps Alpine Co Ltd, (2)	251,670
	Energy Equipment & Services – 1.1%
5,780	Schlumberger Ltd	246,690
	Equity Real Estate Investment Trust – 1.2%
5,003	CyrusOne Inc.	278,617
	Food Products – 2.0%
5,438	Danone SA	439,635
	Health Care Equipment & Supplies – 2.1%
1,972	Becton Dickinson and Co	474,739
	Health Care Providers & Services – 2.2%
2,103	UnitedHealth Group Inc	490,146
	Hotels, Restaurants & Leisure – 3.4%
7,312	Carnival PLC, (2)	387,643
16,726	Compass Group PLC, (2)	380,581
	Total Hotels, Restaurants & Leisure	768,224
	Household Products – 1.3%
3,564	Reckitt Benckiser Group PLC, (2)	288,351
	Industrial Conglomerates – 2.5%
3,289	Honeywell International Inc	571,069
	IT Services – 3.6%
2,010	Accenture PLC	367,167
3,798	Fidelity National Information Services Inc	440,302
	Total IT Services	807,469
	Media – 3.5%
14,420	Comcast Corp	627,703
12,786	WPP PLC, (2)	159,541
	Total Media	787,244
	Oil, Gas & Consumable Fuels – 7.2%
2,987	Chevron Corp	358,619
10,900	Enbridge Inc	402,658
4,110	Phillips 66	387,450

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
8,285	TOTAL SA, (2)	$460,569
	Total Oil, Gas & Consumable Fuels	1,609,296
	Personal Products – 4.0%
1,329	L'Oreal SA, (2)	365,545
8,715	Unilever PLC, (2)	528,260
	Total Personal Products	893,805
	Pharmaceuticals – 5.0%
2,668	Allergan PLC	392,196
2,322	Johnson & Johnson	327,866
4,654	Sanofi, (2)	406,058
	Total Pharmaceuticals	1,126,120
	Professional Services – 1.1%
8,548	Experian PLC, (2)	248,823
	Road & Rail – 2.0%
2,592	Union Pacific Corp	458,888
	Semiconductors & Semiconductor Equipment – 2.2%
4,109	Texas Instruments Inc.	484,163
	Software – 5.4%
4,419	Microsoft Corp	577,121
4,866	SAP SE, (2)	627,268
	Total Software	1,204,389
	Specialty Retail – 1.8%
3,565	Lowe's Cos Inc.	403,344
	Technology Hardware, Storage & Peripherals – 2.7%
3,016	Apple Inc	605,221
	Tobacco – 2.0%
5,309	Philip Morris International Inc	459,547
	Trading Companies & Distributors – 1.5%
18,525	ITOCHU Corp, (2)	334,255
	Wireless Telecommunication Services – 2.4%
13,600	KDDI Corp, (2)	313,447
124,998	Vodafone Group PLC, (2)	231,855
	Total Wireless Telecommunication Services	545,302
	Total Long-Term Investments (cost $17,231,371)	21,573,120

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.2%
	REPURCHASE AGREEMENTS – 2.2%
$494	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $494,209, collateralized by $495,000 U.S. Treasury Notes, 2.625%, due 6/30/23, value $505,571	1.200%	5/01/19	$494,193
	Total Short-Term Investments (cost $494,193)			494,193
	Total Investments (cost $17,725,564) – 98.1%			22,067,313
	Other Assets Less Liabilities – 1.9%			434,499
	Net Assets – 100%			$22,501,812
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,941,048	$8,632,072	$ —	$21,573,120
Short-Term Investments:
Repurchase Agreements	—	494,193	—	494,193
Total	$12,941,048	$9,126,265	$ —	$22,067,313

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.1%
	COMMON STOCKS – 96.1%
	Aerospace & Defense – 4.9%
3,311	Safran SA, (2)	$482,615
	Automobiles – 3.6%
5,471	Daimler AG, (2)	359,094
	Banks – 9.6%
74,500	BOC Hong Kong Holdings Ltd, (2)	333,924
336,143	Lloyds Banking Group PLC, (2)	274,910
6,078	Toronto-Dominion Bank/The	346,705
	Total Banks	955,539
	Beverages – 2.4%
2,219	Heineken NV, (2)	239,890
	Biotechnology – 2.9%
14,929	Grifols SA, (2)	287,402
	Capital Markets – 3.1%
3,221	Macquarie Group Ltd, (2)	306,105
	Chemicals – 7.7%
3,059	Koninklijke DSM NV, (2)	349,863
2,288	Linde PLC, (2)	412,769
	Total Chemicals	762,632
	Containers & Packaging – 3.4%
29,948	Amcor Ltd/Australia, (2)	338,528
	Diversified Financial Services – 2.3%
16,400	ORIX Corp, (DD1), (2)	232,320
	Diversified Telecommunication Services – 3.6%
232,000	HKT Trust & HKT Ltd	359,617
	Electric Utilities – 5.4%
15,315	Red Electrica Corp SA, (2), (3)	317,845
14,643	SSE PLC, (2)	219,098
	Total Electric Utilities	536,943
	Electronic Equipment, Instruments & Components – 1.9%
8,900	Alps Alpine Co Ltd, (DD1), (2)	188,224

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Food Products – 3.0%
3,735	Danone SA	$301,956
	Hotels, Restaurants & Leisure – 6.1%
5,230	Carnival PLC, (2)	277,267
14,597	Compass Group PLC, (2)	332,138
	Total Hotels, Restaurants & Leisure	609,405
	Household Products – 1.9%
2,352	Reckitt Benckiser Group PLC, (2)	190,292
	Media – 1.4%
11,376	WPP PLC, (2)	141,947
	Oil, Gas & Consumable Fuels – 6.5%
8,720	Enbridge Inc	322,127
5,730	TOTAL SA, (2)	318,535
	Total Oil, Gas & Consumable Fuels	640,662
	Personal Products – 5.0%
817	L'Oreal SA, (2)	224,718
4,462	Unilever PLC, (2)	270,464
	Total Personal Products	495,182
	Pharmaceuticals – 3.2%
3,602	Sanofi, (2)	314,272
	Professional Services – 2.9%
9,844	Experian PLC, (2)	286,548
	Real Estate Management & Development – 3.5%
132,300	CapitaLand Ltd, (2)	343,796
	Software – 3.9%
3,002	SAP SE, (2)	386,983
	Trading Companies & Distributors – 3.8%
20,700	ITOCHU Corp, (DD1), (2)	373,499
	Wireless Telecommunication Services – 4.1%
9,700	KDDI Corp, (DD1), (2)	223,561
100,984	Vodafone Group PLC, (2)	187,313
	Total Wireless Telecommunication Services	410,874
	Total Long-Term Investments (cost $8,464,762)	9,544,325

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.7%
	REPURCHASE AGREEMENTS – 3.7%
$364	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $364,310, collateralized by $365,000 U.S. Treasury Notes, 2.750%, due 7/31/23, value $374,012	1.200%	5/01/19	$364,298
	Total Short-Term Investments (cost $364,298)			364,298
	Total Investments (cost $8,829,060) – 99.8%			9,908,623
	Other Assets Less Liabilities – 0.2%			17,873
	Net Assets – 100%			$9,926,496
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,330,405	$8,213,920	$ —	$9,544,325
Short-Term Investments:
Repurchase Agreements	—	364,298	—	364,298
Total	$1,330,405	$8,578,218	$ —	$9,908,623

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
DD1	Portion of investment purchased on a delayed delivery basis.

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)

Nuveen Emerging Markets Equity Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.2%
	COMMON STOCKS – 95.2%
	Aerospace & Defense – 0.5%
16,915	Aselsan Elektronik Sanayi Ve Ticaret AS, (2)	$58,043
	Air Freight & Logistics – 1.2%
6,797	ZTO Express Cayman Inc., ADR	135,464
	Banks – 11.3%
233,000	Bank of China Ltd, (2)	111,259
68,390	Bank of the Philippine Islands, (2)	111,428
458,246	Bank Rakyat Indonesia Persero Tbk PT, (2)	140,890
451	Credicorp Ltd	106,842
1,544	HDFC Bank Ltd, ADR	177,019
14,106	ICICI Bank Ltd, Sponsored ADR	161,514
4,300	Itau Unibanco Holding SA	32,186
17,000	Kasikornbank PCL, (2)	101,781
228,614	Postal Savings Bank of China Co Ltd,144A, (2)	139,118
10,917	Sberbank of Russia PJSC, Sponsored ADR, (2)	157,751
22,220	Security Bank Corp	76,749
	Total Banks	1,316,537
	Beverages – 2.2%
1,297	Anheuser-Busch InBev SA/NV, (2)	115,312
4,067	Coca-Cola HBC AG, (2)	145,661
	Total Beverages	260,973
	Biotechnology – 0.5%
131	Medy-Tox Inc, (2)	62,824
	Capital Markets – 0.7%
1,544	Noah Holdings Ltd, (3)	83,901
	Chemicals – 1.6%
252	LG Chem Ltd, (2)	78,171
3,345	Sasol Ltd, (2)	110,975
	Total Chemicals	189,146
	Commercial Services & Supplies – 0.9%
54,331	Country Garden Services Holdings Co Ltd, (2)	100,351

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 2.4%
155,241	China Railway Group Ltd, (2)	$122,450
8,234	Larsen & Toubro Ltd, GDR,Reg S, (2)	158,897
	Total Construction & Engineering	281,347
	Consumer Finance – 0.9%
62,436	Muangthai Capital PCL, (2), (3)	100,883
	Diversified Financial Services – 0.7%
20,000	Chailease Holding Co Ltd, (2)	85,267
	Diversified Telecommunication Services – 1.7%
330,289	China Tower Corp Ltd,144A, (2)	89,421
88,603	China Unicom Hong Kong Ltd, (2)	105,205
	Total Diversified Telecommunication Services	194,626
	Electric Utilities – 0.9%
584,915	Enel Americas SA	102,639
	Electrical Equipment – 0.9%
16,000	Bizlink Holding Inc, (2)	103,779
	Electronic Equipment, Instruments & Components – 2.6%
5,515	Hollysys Automation Technologies Ltd	115,429
2,374	Iljin Materials Co Ltd, (2)	76,149
9,355	Sunny Optical Technology Group Co Ltd, (2)	114,441
	Total Electronic Equipment, Instruments & Components	306,019
	Energy Equipment & Services – 1.2%
141,145	Serba Dinamik Holdings Bhd, (2)	142,831
	Entertainment – 1.6%
11,683	Eros International PLC, (3)	101,409
3,296	Sea Ltd, ADR	82,037
	Total Entertainment	183,446
	Food & Staples Retailing – 1.2%
4,568	BIM Birlesik Magazalar AS	63,580
2,237	Dino Polska SA,144A, (2), (3)	74,277
	Total Food & Staples Retailing	137,857
	Food Products – 1.8%
127,054	Ausnutria Dairy Corp Ltd, (2)	204,755
	Gas Utilities – 1.6%
21,454	China Gas Holdings Ltd, (2)	69,204
2,045	Rubis SCA, (2)	112,169
	Total Gas Utilities	181,373

Shares	Description (1)	Value
	Health Care Providers & Services – 1.2%
3,940	NMC Health PLC, (2)	$145,496
	Hotels, Restaurants & Leisure – 2.8%
14,074	BK Brasil Operacao e Assessoria a Restaurantes SA	81,441
8,417	GreenTree Hospitality Group Ltd, ADR	130,632
93,665	Minor International PCL, (2), (3)	110,127
	Total Hotels, Restaurants & Leisure	322,200
	Household Durables – 0.7%
20,575	MRV Engenharia e Participacoes SA	76,138
	Household Products – 0.9%
62,936	Kimberly-Clark de Mexico SAB de CV	108,690
	Insurance – 5.5%
18,082	AIA Group Ltd, (2)	185,150
2,258	IRB Brasil Resseguros S/A	54,073
12,311	Korean Reinsurance Co, (2)	96,123
20,780	Ping An Insurance Group Co of China Ltd, (2)	251,535
6,776	Sul America SA	53,916
	Total Insurance	640,797
	Interactive Media & Services – 8.2%
753	Baidu Inc., Sponsored ADR	125,171
1,221	Kakao Corp, (2)	125,718
11,814	Tencent Holdings Ltd, (2)	582,284
3,431	Yandex NV	128,422
	Total Interactive Media & Services	961,595
	Internet & Direct Marketing Retail – 8.5%
2,900	Alibaba Group Holding Ltd, Sponsored ADR, (3)	538,153
4,460	Baozun Inc., Sponsored ADR, (3)	216,310
911	Naspers Ltd, (2)	234,355
	Total Internet & Direct Marketing Retail	988,818
	IT Services – 1.8%
5,457	GDS Holdings Ltd, ADR, (3)	213,533
	Life Sciences Tools & Services – 0.7%
268	Samsung Biologics Co Ltd,144A, (2)	78,110
	Machinery – 0.8%
3,537	Doosan Bobcat Inc, (2)	96,988
	Multiline Retail – 2.3%
1,616	Magazine Luiza SA	78,824

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Multiline Retail (continued)
16,000	Poya International Co Ltd, (2)	$193,958
	Total Multiline Retail	272,782
	Oil, Gas & Consumable Fuels – 2.9%
213,616	PetroChina Co Ltd, (2)	135,410
2,876	Reliance Industries Ltd, Sponsored GDR,144A, (2)	115,813
17,080	Ultrapar Participacoes SA	91,474
	Total Oil, Gas & Consumable Fuels	342,697
	Personal Products – 1.5%
12,000	TCI Co Ltd, (2)	179,153
	Pharmaceuticals – 2.6%
72,441	China Medical System Holdings Ltd, (2)	64,352
55,883	CSPC Pharmaceutical Group Ltd, (2)	107,867
3,083	Dr Reddy's Laboratories Ltd, ADR	129,147
	Total Pharmaceuticals	301,366
	Real Estate Management & Development – 2.6%
126,289	Ayala Land Inc., (2)	118,814
68,831	Logan Property Holdings Co Ltd, (2)	109,536
717,189	Megaworld Corp	77,069
	Total Real Estate Management & Development	305,419
	Road & Rail – 1.5%
691	Kansas City Southern	85,090
9,268	Localiza Rent a Car SA	85,563
	Total Road & Rail	170,653
	Semiconductors & Semiconductor Equipment – 5.1%
558	Broadcom Inc	177,667
1,193	Koh Young Technology Inc, (2)	98,762
7,398	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	324,181
	Total Semiconductors & Semiconductor Equipment	600,610
	Software – 2.3%
2,855	Douzone Bizon Co Ltd, (2)	139,874
724	Globant SA	60,809
5,548	TOTVS SA	63,034
	Total Software	263,717
	Specialty Retail – 2.7%
301,500	Ace Hardware Indonesia Tbk PT, (2)	34,931
222,555	Com7 PCL, (2)	137,527
47,300	Grupo SBF SA	141,137
	Total Specialty Retail	313,595

Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 1.0%
2,869	Samsung Electronics Co Ltd, (2)	$112,801
	Textiles, Apparel & Luxury Goods – 1.0%
17,241	ANTA Sports Products Ltd, (2)	121,258
	Transportation Infrastructure – 1.1%
15,500	Airports of Thailand PCL, (2)	33,272
40,109	International Container Terminal Services Inc	97,362
	Total Transportation Infrastructure	130,634
	Wireless Telecommunication Services – 1.1%
32,769	TIM Participacoes SA	97,694
13,278	Turkcell Iletisim Hizmetleri AS, (2)	27,848
	Total Wireless Telecommunication Services	125,542
	Total Common Stocks (cost $9,814,124)	11,104,653

Shares	Description (1)	Value
	WARRANTS – 0.0%
4,683	Minor International PCL, (4)	$565
	Total Warrants (cost $-)	565
	Total Long-Term Investments (cost $9,814,124)	11,105,218

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.9%
	REPURCHASE AGREEMENTS – 4.9%
$576	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $575,563, collateralized by $610,000 U.S. Treasury Notes, 1.375%, due 6/30/23, value $590,360	1.200%	5/01/19	$575,544
	Total Short-Term Investments (cost $575,544)			575,544
	Total Investments (cost $10,389,668) – 100.1%			11,680,762
	Other Assets Less Liabilities – (0.1)%			(12,083)
	Net Assets – 100%			$11,668,679

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,474,299	$6,630,354	$ —	$11,104,653
Warrants	—	—	565	565
Short-Term Investments:
Repurchase Agreements	—	575,544	—	575,544
Total	$4,474,299	$7,205,898	$565	$11,680,762

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen International Growth Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.2%
	COMMON STOCKS – 94.2%
	Aerospace & Defense – 2.8%
7,394	Airbus SE, (2)	$1,012,458
300,962	BAE Systems PLC, (2)	1,934,367
106,412	Saab AB, (2)	3,503,070
39,620	Thales SA, (2)	4,733,697
	Total Aerospace & Defense	11,183,592
	Banks – 4.2%
2,161,340	Bank of the Philippine Islands, (2)	3,521,473
171,576	HDFC Bank Ltd, (2)	5,703,592
117,858	HSBC Holdings PLC, (2)	1,026,893
360,508	ING Groep NV, (2)	4,600,091
562,950	Security Bank Corp	1,944,466
	Total Banks	16,796,515
	Beverages – 0.8%
36,789	Anheuser-Busch InBev SA/NV, Sponsored ADR	3,272,014
	Capital Markets – 5.2%
130,396	Brookfield Asset Management Inc	6,283,783
458,094	Burford Capital Ltd, (2)	9,801,802
31,900	Hong Kong Exchanges & Clearing Ltd, (2)	1,108,168
37,615	London Stock Exchange Group PLC, (2)	2,466,163
24,159	Noah Holdings Ltd, (3)	1,312,800
	Total Capital Markets	20,972,716
	Commercial Services & Supplies – 1.4%
335,013	Atento SA	1,222,797
247,136	Elis SA, (2)	4,410,531
	Total Commercial Services & Supplies	5,633,328
	Construction & Engineering – 1.0%
39,007	Eiffage SA, (2)	4,072,768
	Diversified Telecommunication Services – 0.8%
1,167,990	SpeedCast International Ltd, (2)	3,194,674
	Electronic Equipment, Instruments & Components – 1.4%
8,700	Keyence Corp, (2)	5,435,703

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 5.4%
537,833	Eros International PLC, (3)	$4,668,391
30,000	Nintendo Co Ltd, (2)	10,332,466
7,300	Spotify Technology SA, (3)	991,121
60,527	Ubisoft Entertainment SA, (2), (3)	5,782,640
	Total Entertainment	21,774,618
	Food & Staples Retailing – 0.5%
65,911	Dino Polska SA,144A, (2), (3)	2,188,492
	Food Products – 1.8%
4,440,320	Ausnutria Dairy Corp Ltd, (2)	7,155,848
	Health Care Equipment & Supplies – 1.0%
7,867	EssilorLuxottica SA, (2)	958,504
43,538	LivaNova PLC, (3)	2,999,333
	Total Health Care Equipment & Supplies	3,957,837
	Health Care Providers & Services – 1.6%
75,318	Fresenius Medical Care AG & Co KGaA, (2)	6,348,059
	Household Durables – 1.3%
3,491,853	Glenveagh Properties PLC,144A, (3)	3,199,751
42,900	Sony Corp, (2)	2,160,792
	Total Household Durables	5,360,543
	Industrial Conglomerates – 1.6%
71,924	DCC PLC, (2)	6,437,938
	Insurance – 5.7%
772,250	Beazley PLC, (2)	5,819,004
807,144	Ping An Insurance Group Co of China Ltd, (2)	9,770,201
331,623	Prudential PLC, (2)	7,534,930
	Total Insurance	23,124,135
	Interactive Media & Services – 2.7%
224,402	Tencent Holdings Ltd, (2)	11,060,246
	Internet & Direct Marketing Retail – 3.7%
32,068	Alibaba Group Holding Ltd, Sponsored ADR, (3)	5,950,859
181,778	Baozun Inc., Sponsored ADR, (3)	8,816,233
	Total Internet & Direct Marketing Retail	14,767,092
	IT Services – 9.6%
703,139	Altran Technologies SA, (2)	9,167,180
8,789	Capgemini SE, (2)	1,066,583
275,832	GDS Holdings Ltd, ADR, (3)	10,793,306

Shares	Description (1)	Value
	IT Services (continued)
88,434	InterXion Holding NV, (3)	$6,118,748
283,087	Keywords Studios PLC, (2)	5,771,241
1,248,852	NEXTDC Ltd, (2), (3)	5,628,144
	Total IT Services	38,545,202
	Life Sciences Tools & Services – 1.9%
16,874	Eurofins Scientific SE, (2)	7,727,075
	Machinery – 2.2%
53,701	KION Group AG, (2)	3,694,233
180,974	Kornit Digital Ltd, (3)	5,217,480
	Total Machinery	8,911,713
	Oil, Gas & Consumable Fuels – 5.9%
65,400	Canadian Natural Resources Ltd	1,963,416
320,900	Enerplus Corp	2,936,653
288,868	Golar LNG Ltd	5,644,481
185,420	Parkland Fuel Corp	5,714,706
140,900	Royal Dutch Shell PLC, (2)	4,489,275
553,000	Ultrapar Participacoes SA	2,961,669
	Total Oil, Gas & Consumable Fuels	23,710,200
	Personal Products – 1.2%
773,400	Kitanotatsujin Corp, (2)	3,723,236
15,200	Shiseido Co Ltd, (2)	1,195,601
	Total Personal Products	4,918,837
	Pharmaceuticals – 5.0%
41,333	AstraZeneca PLC, (2)	3,079,300
2,405,000	China Animal Healthcare Ltd	—
3,421,231	China Medical System Holdings Ltd, (2)	3,039,188
78,960	Dr Reddy's Laboratories Ltd, ADR	3,307,635
130,986	GlaxoSmithKline PLC, Sponsored ADR	5,387,454
20,349	Novo Nordisk A/S, (2)	996,990
118,600	Takeda Pharmaceutical Co Ltd, (2)	4,376,545
	Total Pharmaceuticals	20,187,112
	Professional Services – 4.0%
189,700	en-japan Inc, (2)	6,177,552
325,000	Recruit Holdings Co Ltd, (2)	9,787,005
	Total Professional Services	15,964,557
	Real Estate Management & Development – 2.7%
1,080,991	Aroundtown SA, (2)	8,782,539

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development (continued)
62,500	Katitas Co Ltd, (2)	$2,082,806
	Total Real Estate Management & Development	10,865,345
	Road & Rail – 0.5%
22,900	Canadian National Railway Co	2,127,100
	Semiconductors & Semiconductor Equipment – 5.1%
74,235	ams AG, (2)	3,133,627
29,890	Broadcom Inc	9,516,976
448,629	Tower Semiconductor Ltd, (3)	8,061,863
	Total Semiconductors & Semiconductor Equipment	20,712,466
	Software – 3.4%
219,111	Open Text Corp	8,424,818
39,871	SAP SE, (2)	5,139,703
	Total Software	13,564,521
	Specialty Retail – 1.0%
135,358	Industria de Diseno Textil SA, (2)	4,098,452
	Technology Hardware, Storage & Peripherals – 1.4%
147,663	Logitech International SA, (2)	5,786,315
	Textiles, Apparel & Luxury Goods – 3.6%
15,611	adidas AG, (2)	4,021,206
608,000	ANTA Sports Products Ltd, (2)	4,276,145
10,042	Puma SE	6,211,607
	Total Textiles, Apparel & Luxury Goods	14,508,958
	Tobacco – 1.4%
144,561	British American Tobacco PLC, (2)	5,659,407
	Trading Companies & Distributors – 1.1%
157,716	Ashtead Group PLC, (2)	4,379,337
	Wireless Telecommunication Services – 1.3%
50,400	SoftBank Group Corp, (2)	5,343,979
	Total Long-Term Investments (cost $333,257,296)	379,746,694

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.6%
	REPURCHASE AGREEMENTS – 5.6%
$22,660	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $22,660,897, collateralized by $22,635,000 U.S. Treasury Notes, 2.625%, due 6/30/23, value $23,118,393	1.200%	5/01/19	$22,660,142
	Total Short-Term Investments (cost $22,660,142)			22,660,142
	Total Investments (cost $355,917,438) – 99.8%			402,406,836
	Other Assets Less Liabilities – 0.2%			608,607
	Net Assets – 100%			$403,015,443
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$125,049,460	$254,697,234	$ —	$379,746,694
Short-Term Investments:
Repurchase Agreements	—	22,660,142	—	22,660,142
Total	$125,049,460	$277,357,376	$ —	$402,406,836

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 3.1%
29,150	Boeing Co/The	$11,009,663
42,500	Northrop Grumman Corp	12,321,175
	Total Aerospace & Defense	23,330,838
	Automobiles – 1.6%
89,650	Ferrari NV	12,195,090
	Banks – 1.0%
65,100	JPMorgan Chase & Co	7,554,855
	Biotechnology – 1.2%
91,900	Exact Sciences Corp, (2)	9,069,611
	Capital Markets – 1.6%
62,750	Moody's Corp	12,337,905
	Chemicals – 2.6%
60,350	Linde PLC	10,878,691
19,260	Sherwin-Williams Co/The	8,760,026
	Total Chemicals	19,638,717
	Entertainment – 4.4%
46,400	Netflix Inc, (2)	17,193,056
114,700	Walt Disney Co/The	15,710,459
	Total Entertainment	32,903,515
	Health Care Equipment & Supplies – 4.4%
95,200	Abbott Laboratories	7,574,112
16,700	Align Technology Inc., (2)	5,422,156
19,430	Intuitive Surgical Inc, (2)	9,921,541
54,500	Stryker Corp	10,295,595
	Total Health Care Equipment & Supplies	33,213,404
	Health Care Providers & Services – 1.4%
44,900	UnitedHealth Group Inc	10,464,843
	Health Care Technology – 1.0%
55,150	Veeva Systems Inc, Class A, (2)	7,713,831
	Industrial Conglomerates – 1.5%
62,850	Honeywell International Inc	10,912,646

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services – 9.9%
18,750	Alphabet Inc., Class A, (2)	$22,480,500
19,040	Alphabet Inc., Class C, (2)	22,628,659
154,200	Facebook Inc, Class A, (2)	29,822,280
	Total Interactive Media & Services	74,931,439
	Internet & Direct Marketing Retail – 11.2%
100,750	Alibaba Group Holding Ltd, Sponsored ADR, (2)	18,696,177
26,240	Amazoncom Inc, (2)	50,551,885
61,270	Expedia Group Inc	7,955,297
14,650	MercadoLibre Inc.	7,092,651
	Total Internet & Direct Marketing Retail	84,296,010
	IT Services – 16.1%
73,750	Automatic Data Processing Inc.	12,123,763
103,400	Fiserv Inc, (2)	9,020,616
153,650	GoDaddy Inc, Class A, (2)	12,522,475
95,150	Mastercard Inc, Class A	24,190,936
315,550	Pagseguro Digital Ltd, Class A, (2)	8,223,233
153,350	PayPal Holdings Inc, (2)	17,293,279
230,050	Visa Inc, Class A	37,827,121
	Total IT Services	121,201,423
	Life Sciences Tools & Services – 4.1%
110,500	Agilent Technologies Inc.	8,674,250
36,600	Illumina Inc., (2)	11,419,200
38,250	Thermo Fisher Scientific Inc	10,612,462
	Total Life Sciences Tools & Services	30,705,912
	Machinery – 1.0%
87,350	Fortive Corp	7,541,799
	Pharmaceuticals – 3.1%
252,700	AstraZeneca PLC, Sponsored ADR	9,516,682
136,000	Zoetis Inc.	13,850,240
	Total Pharmaceuticals	23,366,922
	Professional Services – 1.2%
18,220	CoStar Group Inc, (2)	9,041,675
	Road & Rail – 1.8%
75,800	Union Pacific Corp	13,419,632
	Semiconductors & Semiconductor Equipment – 3.8%
124,700	Microchip Technology Inc.	12,456,283
65,000	Texas Instruments Inc.	7,658,950

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
69,800	Xilinx Inc.	$8,385,772
	Total Semiconductors & Semiconductor Equipment	28,501,005
	Software – 17.3%
77,850	Adobe Inc., (2)	22,518,112
41,200	Autodesk Inc., (2)	7,342,252
52,800	Intuit Inc.	13,255,968
438,850	Microsoft Corp	57,313,810
151,300	salesforcecom Inc., (2)	25,017,455
25,550	Workday Inc, Class A, (2)	5,253,847
	Total Software	130,701,444
	Specialty Retail – 2.5%
169,200	Lowe's Cos Inc.	19,143,288
	Textiles, Apparel & Luxury Goods – 3.8%
230,300	NIKE Inc, Class B	20,227,249
91,100	VF Corp	8,600,751
	Total Textiles, Apparel & Luxury Goods	28,828,000
	Total Long-Term Investments (cost $469,170,934)	751,013,804

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5%
	REPURCHASE AGREEMENTS – 0.5%
$3,932	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $3,932,511 collateralized by $3,930,000 U.S. Treasury Notes, 2.625%, due 6/30/23, value $4,013,929	1.200%	5/01/19	$3,932,380
	Total Short-Term Investments (cost $3,932,380)			3,932,380
	Total Investments (cost $473,103,314) – 100.1%			754,946,184
	Other Assets Less Liabilities – (0.1)%			(526,163)
	Net Assets – 100%			$754,420,021

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$751,013,804	$ —	$ —	$751,013,804
Short-Term Investments:
Repurchase Agreements	—	3,932,380	—	3,932,380
Total	$751,013,804	$3,932,380	$ —	$754,946,184

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.7%
	COMMON STOCKS – 96.7%
	Aerospace & Defense – 1.6%
31,050	CAE Inc	$722,190
	Banks – 4.1%
22,800	Fukuoka Financial Group Inc, (2)	532,204
223,277	Israel Discount Bank Ltd, (2)	871,601
15,786	Van Lanschot Kempen NV, (2)	411,065
	Total Banks	1,814,870
	Beverages – 3.2%
62,569	Britvic PLC, (2)	746,944
9,002	Royal Unibrew A/S, (2)	645,960
	Total Beverages	1,392,904
	Biotechnology – 1.6%
40,498	Abcam PLC	688,107
	Building Products – 1.6%
288,895	GWA Group Ltd, (2)	686,139
	Capital Markets – 1.2%
7,568	Euronext NV, (2)	525,841
	Chemicals – 4.5%
58,850	Daicel Corp, (2)	660,218
101,039	DuluxGroup Ltd, (2)	694,614
45,200	Kemira OYJ, (2)	640,644
	Total Chemicals	1,995,476
	Commercial Services & Supplies – 1.1%
18,550	Intrum AB, (2)	472,364
	Construction Materials – 1.3%
18,100	Taiheiyo Cement Corp, (2)	583,703
	Distributors – 1.8%
13,950	Paltac Corporation, (2)	770,439
	Diversified Financial Services – 2.2%
98,500	Mitsubishi UFJ Lease & Finance Co Ltd, (2)	502,244

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Diversified Financial Services (continued)
12,700	Zenkoku Hosho Co Ltd, (2)	$445,944
	Total Diversified Financial Services	948,188
	Diversified Telecommunication Services – 1.5%
165,919	Chorus Ltd, (2)	664,054
	Electronic Equipment, Instruments & Components – 5.1%
40,200	Anritsu Corp, (2)	699,185
36,151	Halma PLC, (2)	850,621
18,745	Spectris PLC, (2)	673,527
	Total Electronic Equipment, Instruments & Components	2,223,333
	Equity Real Estate Investment Trust – 6.6%
35,400	alstria office REIT-AG	555,071
20,600	Canadian Apartment Properties REIT	737,000
606	Japan Hotel REIT Investment Corp, (2)	493,216
531,300	Mapletree Logistics Trust, (2)	579,001
66,100	Safestore Holdings PLC	555,092
	Total Equity Real Estate Investment Trust	2,919,380
	Food Products – 4.0%
19,800	Fuji Oil Holdings Inc, (2)	636,004
11,500	S Foods Inc, (2)	398,815
144,000	Vitasoy International Holdings Ltd, (2)	725,068
	Total Food Products	1,759,887
	Health Care Equipment & Supplies – 3.9%
5,981	DiaSorin SpA, (2)	584,684
62,959	Fisher & Paykel Healthcare Corp Ltd, (2)	666,034
15,350	Nihon Kohden Corp, (2)	448,222
	Total Health Care Equipment & Supplies	1,698,940
	Hotels, Restaurants & Leisure – 1.7%
83,295	SSP Group Plc, (2)	757,103
	Household Durables – 3.1%
42,500	Haseko Corp, (2)	513,994
10,716	Kaufman & Broad SA, (2)	427,563
31,700	Sumitomo Forestry Co Ltd, (2)	436,122
	Total Household Durables	1,377,679
	Industrial Conglomerates – 1.6%
6,099	Rheinmetall AG, (2)	702,775
	Insurance – 3.8%
59,080	Beazley PLC, (2)	445,175

Shares	Description (1)	Value
	Insurance (continued)
13,524	Topdanmark A/S, (2)	$729,687
46,570	UNIQA Insurance Group AG	496,213
	Total Insurance	1,671,075
	Interactive Media & Services – 1.5%
91,070	Rightmove PLC, (2)	643,965
	IT Services – 2.8%
13,700	DTS Corp, (2)	485,222
29,300	Nihon Unisys Ltd, (2)	751,143
	Total IT Services	1,236,365
	Leisure Products – 1.3%
24,700	Thule Group AB, (2)	575,409
	Machinery – 6.8%
10,000	Daifuku Co Ltd, (2)	615,207
475	Georg Fischer AG, (2)	461,971
17,462	Jungheinrich AG, (2)	609,321
3,730	Kardex AG, (3)	578,380
6,802	Spirax-Sarco Engineering PLC, (2)	733,376
	Total Machinery	2,998,255
	Marine – 1.3%
56,000	Seaspan Corp	567,840
	Metals & Mining – 2.2%
16,150	Kirkland Lake Gold Ltd	522,099
203,900	Nippon Light Metal Holdings Co Ltd, (2)	450,732
	Total Metals & Mining	972,831
	Multiline Retail – 1.4%
71,875	Tokmanni Group Corp, (DD1)	629,603
	Oil, Gas & Consumable Fuels – 2.4%
5,856	Gaztransport Et Technigaz SA, (2)	529,912
303,051	Saras SpA, (2)	541,431
	Total Oil, Gas & Consumable Fuels	1,071,343
	Pharmaceuticals – 2.7%
16,827	Dechra Pharmaceuticals PLC, (2)	584,832
15,087	Recordati SpA, (2)	609,632
	Total Pharmaceuticals	1,194,464
	Professional Services – 1.2%
28,250	Persol Holdings Co Ltd, (2)	532,496

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development – 5.6%
34,426	Castellum AB, (2)	$618,960
820,100	K Wah International Holdings Ltd, (2)	514,716
56,138	Savills PLC, (2)	661,742
30,174	TAG Immobilien AG, (2)	679,517
	Total Real Estate Management & Development	2,474,935
	Software – 2.0%
37,551	Altium Ltd, (2)	897,406
	Specialty Retail – 2.5%
54,975	Bilia AB, (2)	471,792
23,615	WH Smith PLC, (2)	631,802
	Total Specialty Retail	1,103,594
	Thrifts & Mortgage Finance – 1.0%
78,400	OneSavings Bank PLC	444,716
	Trading Companies & Distributors – 5.2%
76,400	BOC Aviation Ltd,144A, (2)	656,695
18,300	Nishio Rent All Co Ltd, (2)	507,810
23,700	Russel Metals Inc	417,496
14,000	Toromont Industries Ltd	728,059
	Total Trading Companies & Distributors	2,310,060
	Transportation Infrastructure – 1.3%
692,000	Yuexiu Transport Infrastructure Ltd, (2)	563,976
	Total Long-Term Investments (cost $41,135,725)	42,591,705

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%
	REPURCHASE AGREEMENTS – 3.4%
$1,478	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $1,478,344, collateralized by $1,560,000 U.S. Treasury Notes, 1.375%, due 6/30/23, value $1,509,773	1.200%	5/01/19	$1,478,295
	Total Short-Term Investments (cost $1,478,295)			1,478,295
	Total Investments (cost $42,614,020) – 100.1%			44,070,000
	Other Assets Less Liabilities – (0.1)%			(50,635)
	Net Assets – 100%			$44,019,365

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,641,866	$34,949,839	$ —	$42,591,705
Short-Term Investments:
Repurchase Agreements	—	1,478,295	—	1,478,295
Total	$7,641,866	$36,428,134	$ —	$44,070,000

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
REIT	Real Estate Investment Trust

Nuveen Winslow International Large Cap Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.2%
	COMMON STOCKS – 98.2%
	Aerospace & Defense – 2.5%
9,825	BAE Systems PLC, (2)	$63,148
51	Dassault Aviation SA	77,165
	Total Aerospace & Defense	140,313
	Air Freight & Logistics – 1.4%
2,180	Deutsche Post AG, (2)	75,778
	Airlines – 2.2%
8,720	International Consolidated Airlines Group SA, (2), (3)	61,617
1,900	Japan Airlines Co Ltd, (2)	61,966
	Total Airlines	123,583
	Auto Components – 1.3%
560	Cie Generale des Etablissements Michelin SCA, (2)	72,414
	Automobiles – 2.1%
1,900	Toyota Motor Corp, (2)	117,630
	Banks – 13.6%
10,500	Bank Leumi Le-Israel BM, (2)	71,903
19,000	BOC Hong Kong Holdings Ltd, (2)	85,162
5,000	DBS Group Holdings Ltd, (2)	103,977
3,600	DNB ASA, (2)	69,225
1,015	KBC Group NV, (2)	75,350
91,500	Lloyds Banking Group PLC, (2)	74,832
900	Royal Bank of Canada	71,727
20,300	Royal Bank of Scotland Group PLC, (2)	63,566
1,900	Sumitomo Mitsui Financial Group Inc, (2)	69,058
3,600	United Overseas Bank Ltd, (2)	73,723
	Total Banks	758,523
	Beverages – 6.5%
1,355	Coca-Cola European Partners PLC	72,614
1,910	Coca-Cola HBC AG, (2)	68,407
3,400	Kirin Holdings Co Ltd, (2)	77,345
450	Pernod Ricard SA, (2)	78,465
5,380	Treasury Wine Estates Ltd, (2)	65,258
	Total Beverages	362,089

Shares	Description (1)	Value
	Building Products – 1.8%
1,860	Kingspan Group PLC	$97,800
	Capital Markets – 3.1%
6,365	3i Group PLC, (2)	89,062
915	Macquarie Group Ltd, (2)	86,956
	Total Capital Markets	176,018
	Chemicals – 2.0%
720	Sika AG, (2)	110,320
	Commercial Services & Supplies – 3.0%
10,310	Brambles Ltd, (2)	87,611
985	Secom Co Ltd, (2)	82,870
	Total Commercial Services & Supplies	170,481
	Construction & Engineering – 1.9%
1,000	Eiffage SA, (2)	104,411
	Electric Utilities – 1.0%
5,000	CLP Holdings Ltd, (2)	56,748
	Food & Staples Retailing – 1.0%
2,255	Koninklijke Ahold Delhaize NV, (2)	54,349
	Food Products – 2.2%
1,255	Nestle SA, (2)	120,828
	Health Care Equipment & Supplies – 3.6%
4,900	Smith & Nephew PLC, (2)	94,729
135	Straumann Holding AG, (2)	109,103
	Total Health Care Equipment & Supplies	203,832
	Health Care Providers & Services – 1.3%
4,130	Sonic Healthcare Ltd, (2)	74,686
	Hotels, Restaurants & Leisure – 2.4%
3,190	Aristocrat Leisure Ltd, (2)	58,724
1,182	InterContinental Hotels Group PLC, (2)	76,558
	Total Hotels, Restaurants & Leisure	135,282
	Household Durables – 0.8%
2,900	Sekisui Chemical Co Ltd, (2)	46,555
	Insurance – 6.0%
369	Allianz SE, (2)	89,192
3,000	Manulife Financial Corp	55,244
1,400	Sompo Holdings Inc., (2)	52,840

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
152	Swiss Life Holding AG, (2)	$71,460
216	Zurich Insurance Group AG, (2)	68,854
	Total Insurance	337,590
	IT Services – 1.0%
800	CGI Inc, (3)	57,583
	Leisure Products – 1.9%
2,200	Bandai Namco Holdings Inc, (2)	105,470
	Life Sciences Tools & Services – 1.0%
186	Lonza Group AG, (2)	57,442
	Metals & Mining – 3.0%
4,130	BHP Group Ltd, (2)	109,289
23,630	South32 Ltd, (2)	55,810
	Total Metals & Mining	165,099
	Multi-Utilities – 2.8%
3,200	RWE AG, (2)	82,080
3,035	Veolia Environnement SA, (2)	71,785
	Total Multi-Utilities	153,865
	Oil, Gas & Consumable Fuels – 7.8%
11,830	BP PLC, (2)	86,024
3,690	Neste Oyj, (2)	121,964
3,500	Repsol SA, (2)	59,391
2,606	Royal Dutch Shell PLC, (2)	84,104
16,500	Snam SpA, (2)	84,000
	Total Oil, Gas & Consumable Fuels	435,483
	Paper & Forest Products – 0.9%
2,390	Mondi PLC, (2)	52,521
	Personal Products – 1.3%
1,155	Unilever PLC, (2)	70,010
	Pharmaceuticals – 2.9%
1,325	Novartis AG, (2)	108,571
1,070	Novo Nordisk A/S, (2)	52,424
	Total Pharmaceuticals	160,995
	Professional Services – 1.0%
825	Wolters Kluwer NV, (2)	57,583
	Real Estate Management & Development – 3.3%
8,350	Aroundtown SA, (2)	67,840

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
6,000	CK Asset Holdings Ltd, (2)	$48,243
500	Daito Trust Construction Co Ltd, (2)	66,952
	Total Real Estate Management & Development	183,035
	Road & Rail – 1.4%
1,060	West Japan Railway Co, (2)	78,836
	Semiconductors & Semiconductor Equipment – 1.4%
500	Tokyo Electron Ltd, (2)	79,367
	Software – 4.8%
550	Check Point Software Technologies Ltd, (3)	66,418
140	Constellation Software Inc/Canada	123,528
580	Nice Ltd, (2)	79,898
	Total Software	269,844
	Technology Hardware, Storage & Peripherals – 0.9%
2,600	Brother Industries Ltd, (2)	51,337
	Textiles, Apparel & Luxury Goods – 1.8%
395	adidas AG, (2)	101,747
	Wireless Telecommunication Services – 1.3%
700	SoftBank Group Corp, (2)	74,222
	Total Long-Term Investments (cost $4,928,176)	5,493,669

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$107	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $106,813, collateralized by $110,000 U.S. Treasury Notes, 2.750%, due 7/31/23, value $112,716	1.200%	5/01/19	$106,809
	Total Short-Term Investments (cost $106,809)			106,809
	Total Investments (cost $5,034,985) – 100.1%			5,600,478
	Other Assets Less Liabilities – (0.1)%			(4,945)
	Net Assets – 100%			$5,595,533

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,908,599	$3,585,070	$ —	$5,493,669
Short-Term Investments:
Repurchase Agreements	—	106,809	—	106,809
Total	$1,908,599	$3,691,879	$ —	$5,600,478

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.